Semiannual Report

Summit
Income
Funds

April 30, 1997

T. Rowe Price

Report Highlights

o The bond market was generally tepid over the last six months as the economy showed surprising strength but inflation remained subdued.

o The Summit Cash Reserves Fund outperformed its Lipper peer group during the six-month period ended April 30 with a solid 2.55% return.

o Due to generally rising interest rates, the Summit Limited-Term Bond Fund returned a modest 1.81% over the last six months, essentially matching the average for similar funds.

o The Summit GNMA Fund was also hampered by rising rates, returning 1.83% for the six-month period, lagging its peer group. However, mortgage-backed securities did better than Treasuries.

o We cannot rule out further tightening by the Federal Reserve in coming months but expect rates to remain within the range established over the past year.

Fellow Shareholders

The bond market was lackluster over the last six months as the economy developed considerable momentum. Seeking to preempt a rise in inflation, the Federal Reserve raised the key federal funds target in March for the first time in two years. Interest rates rose through most of the half-year, although they retreated in April when no clear evidence of accelerating inflation emerged.

MARKET ENVIRONMENT

The economy grew at a vigorous annualized rate of 5.6% in the first quarter of 1997, roughly double its average pace during the current six-year expansion. Consumers kept the cash registers ringing for such items as automobiles, major appliances, and furniture. With jobs being created at a rapid clip, the civilian unemployment rate dropped to 4.9% in April, its lowest level in more than two decades. After repeated warnings that it could not wait forever for the economy to slow on its own, the Federal Reserve lifted the federal funds target by a quarter-point in March to 5.5%.

Chart 1 - Interest Rate Levels

The Fed's objective is to avoid a repetition of the late 1980s, when labor markets became extremely tight, leading to rising wage inflation. The longer the central bank can keep inflation around its trend rate so far this decade, about 3%, the longer the economic expansion is expected to last. As shown in the chart, interest rates generally rose over the last six months, with a spike upward after the Fed tightening. However, rates fell back in April after it became clear that inflation was not accelerating despite the robust economy. In particular, the employment cost index, arguably the best measure of total compensation because it includes both wages and benefits, continued to rise at an acceptable level of just under 3%. In this environment, bonds generally produced moderate returns.

Summit Cash Reserves Fund

Performance Comparison

Periods Ended 4/30/97                 6 Months         12 Months
______________________________________________________

Cash Reserves Fund                       2.55%            5.16%

Lipper Money Market
Funds Average                            2.35             4.77

Since money market yields generally track the federal funds rate, they also rose by about one-quarter of a point, approaching 5.5% late in the reporting period. Yields on U.S. Treasury bills were somewhat lower, however, due to the improving budget deficit and the federal government's seasonal use of tax receipts to retire many of these securities. Your fund's 7-day yield also increased, from 5.15% last October 31 to 5.35% as of April 30, as shown in the table following this letter.

Your fund continued its strong relative performance, outperforming the Lipper average for similar funds in both the 6- and 12-month periods ended April 30, as shown in the table. As always, our generally lower-than-average expense ratio was a factor in our outperformance. In addition, we tinkered with the fund's average maturity, slightly lengthening it earlier in the six-month period when the Fed was on hold, and shortening it in anticipation of the rate hike in March. (When interest rates are stable or falling, we move toward longer-maturity issues to delay the rollover of assets into lower-yielding securities, thus enhancing the fund's yield. Conversely, when rates are rising, we favor shorter-maturity issues to hasten the rollover of assets into higher-yielding securities, again with the aim of enhancing yield.) As of April 30, the fund's average maturity was 54 days, down from 61 last October.

We made only minor changes to sector diversification, increasing exposure to negotiable certificates of deposit and bank notes to 37% of assets due to ample supplies of attractively priced issues in that sector. (Sector diversification is shown in the table following this letter.) Similarly, our reduction in foreign and Canadian government issues was due to a lack of compellingly priced issues. Despite the increased appeal of floating rate instruments, which reset at higher rates when interest rates are rising, we held our exposure steady at 11% of assets.
Due to a tight supply of these issues, the extra yield they offer over fixed rate obligations was not enough to compensate for their added risk.

Further increases in short-term rates are likely this year as the Fed attempts to slow growth, keep inflation at bay, and thus prolong the current expansion. We will continue to maintain a defensive stance in this environment with a bias toward a shorter average maturity. The market can sometimes overreact to expectations about Fed policy, pushing interest rates too high. We will remain alert for such developments and be prepared to take advantage of any opportunities.

Summit Limited-Term Bond Fund

The fund performed on par with its competitor funds over the last six months, posting a modest return as income was partially offset by falling bond prices. Over the 12 months ended April 30, the fund produced a good absolute return, roughly in line with its peer group, as shown in the table.

Performance Comparison

Periods Ended 4/30/97                 6 Months         12 Months
______________________________________________________

Limited-Term Bond Fund                   1.81%            5.82%

Lipper Short Intermediate
Investment-Grade
Debt Funds Average                       1.79             5.94

At the time of our last report to you in October, we had allowed the fund's effective duration to drop to 2.6 years, closer to the lower end of its typical range of 2.5 to 3.0 years. (Duration is a more accurate measure than maturity of a fund's price sensitivity to changes in interest rates. Shortening duration cushions declines in the fund's share price when interest rates rise.) Over the last six months, given the general rise in rates, we held duration around 2.6 years.

We continued to rely on sizable allocations to corporate and government mortgage-backed securities, which together account for more than 80% of fund assets (including commercial paper and asset-backed securities; see table following this letter). We trimmed mortgages after a rally in the first quarter decreased their yield advantage compared with Treasury issues. Nevertheless, they still represent 25% of fund assets, a slight overweighting compared with our Lipper peer group.

Most of our remaining assets were spread among a wide selection of high-quality corporate issues. Overall, our corporate exposure (including asset-backed issues and commercial paper) increased to 58% of assets, primarily due to our purchase of issues in the consumer products sector. Some of these companies have strong cash flows and are in excellent financial condition, but they experienced poor short-term earnings surprises that temporarily drove their bond prices down to attractive levels. We pounced on the opportunity to buy these bonds at appealing prices. Our cash position, represented in the table as commercial paper, more than doubled to 8% due to the likelihood of future increases in short-term rates.

Chart 2 - Quality Diversification

The fund continued to maintain a high level of credit quality, with nearly 80% of assets invested in issues rated A or higher. At this juncture, given the probability of higher short-term rates, we don't feel that the incremental yield offered by lower quality issues justifies their additional credit risk.

Summit GNMA Fund

Due to rising interest rates over the last six months, your fund produced a weak return, slightly behind that of similar funds. For the 12-month period, interest rates were volatile, although they ended up close to where they began. The fund's share price hardly moved, dipping from $9.52 a year ago to $9.49 on April 30. Therefore, the return came from income, as evidenced by the proximity between the fund's 12-month total return (see page 5) and its dividend yield for the same period (shown in the table after this letter). Over the longer period, the fund posted a solid return, slightly ahead of its peer group.

Mortgage-backed securities outperformed Treasuries for both reporting periods because rising interest rates kept prepayment activity at historically low levels. As you know, rising interest rates lead to price declines on both types of bonds. However, rising rates can help the relative performance of mortgage-backed securities because they often deter homeowners from prepaying their mortgages. Prepayments lead to losses on mortgage securities that were purchased at a premium because they are paid off at par value. Therefore, mortgage-backed securities benefit from low levels of prepayments. The generally rising interest rates of the past 12 months have returned prepayment levels to the lows last experienced in 1994.

Performance Comparison

Periods Ended 4/30/97                 6 Months         12 Months
______________________________________________________

GNMA Fund                                1.83%            6.92%

Lipper GNMA
Funds Average                            2.06             6.80

As usual, the bulk of the fund's assets were invested in a diversified selection of GNMAs, keeping our exposure steady at 87% of assets. However, as interest rates fluctuated, we attempted to add incremental income by purchasing somewhat more esoteric mortgage and bond products. These included project loans, putable Tennessee Valley Authority issues, and collateralized mortgage obligations (CMOs).

Project loans are mortgages on commercial properties with clauses that prevent prepayments for up to 10 years. These securities provide a more stable stream of total returns consisting of the coupon plus scheduled principal payments with no prepayment risk. The TVA issues offer potential price appreciation if interest rates drop, but the downside risk is limited because we can sell (put) them back to TVA at par value. Among our CMO holdings is one boasting a healthy 11.5% coupon, but a final maturity of only
2.5 years, limiting its downside risk in the event of rising interest rates.

OUTLOOK

The economy is now in its seventh year of expansion, and while it has exhibited few signs of inflationary pressure, surging growth prompted the Federal Reserve to initiate a preemptive tightening in monetary policy. We cannot rule out further tightening at this time, but the combination of a balanced budget agreement, continued low inflation, and preliminary signs of slowing growth lead us to believe that rates in the near term should remain within the range established during the past year.

In this environment, we expect bond returns to come mostly from income rather than from movements in prices. As always, thank you for your continued confidence in the Summit Funds.

Respectfully submitted,

Peter Van Dyke
President
Summit Income Funds

May 19, 1997

T. Rowe Price Summit Income Funds

Portfolio Highlights

Key statistics

                                          10/31/96           4/30/97

Summit Cash Reserves Fund
__________________________________________________________

Price Per Share                          $    1.00         $    1.00

Dividends Per Share

     For 6 months                             .025              .025

     For 12 months                            .051              .050

Dividend Yield (7-Day
     Compound) *                              5.15%             5.35%

Weighted Average Maturity
     (days)                                     61                54

Weighted Average
     Quality **                         First Tier        First Tier

Summit Limited-Term Bond Fund

Price Per Share                          $    4.60         $    4.54

Dividends Per Share

     For 6 months                             0.15              0.14

     For 12 months                            0.30              0.29

Dividend Yield *

     For 6 months                             6.46%             6.37%

     For 12 months                            6.60              6.51

Weighted Average
     Maturity (years)                          3.5               3.4

Weighted Average
     Effective Duration (years)                2.6               2.6

Weighted Average Quality ***                    AA                AA
(continued on next page)


T. Rowe Price Summit Income Funds

Portfolio Highlights

Key statistics

                                         10/31/964/30/97

Summit GNMA Fund
__________________________________________________________

Price Per Share                          $    9.65         $    9.49

Dividends Per Share

     For 6 months                             0.33              0.33

     For 12 months                            0.67              0.67

Dividend Yield *

     For 6 months                             7.11%             7.14%

     For 12 months                            7.19              7.25

Weighted Average
     Maturity (years)                          8.9               9.6

Weighted Average Effective
     Duration (years)                          5.1               5.3

Weighted Average Quality ***                   AAA               AAA

* Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.
** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.
***     Based on T. Rowe Price research.
Note: The Cash Reserves Fund seeks to maintain a stable share price of $1.00, but this is not guaranteed. An investment in the fund is neither insured nor guaranteed by the U.S. government.

Portfolio Highlights


Sector Diversification
                                        Percent of        Percent of
                                        Net Assets        Net Assets
                                          10/31/96           4/30/97

Summit Cash Reserves Fund
_________________________________________________________

Commercial Paper                                42%               44%

Negotiable CDs/BNs Foreign
     and Domestic                               33                37

Foreign and Canadian Government
     and Municipalities                         10                 5

Other Short-Term Obligations                    15                14
_________________________________________________________

Total                                          100%              100%

Fixed Rate Obligations                          90                89

Floating Rate Instruments                       10                11

Summit Limited-Term Bond Fund
_________________________________________________________

Mortgage-Backed Securities                      32%               25%

U.S. Treasury Obligations                       14                12

Banking                                          8                 9

Commercial Paper                                 3                 8

Finance and Credit                               5                 7

Industrial                                       6                 7

Utilities                                        7                 5

Consumer Products                                1                 5

Asset-Backed Securities                          6                 4

Transportation                                   3                 4

Retail                                           2                 3

U.S. Government Obligations                      5                 3

Media and Communications                         2                 2

All Other                                        7                 4

Other Assets Less Liabilities                   -1                 2
_________________________________________________________

Total                                          100%              100%

(continued on next page)

T. Rowe Price Summit Income Funds

Portfolio Highlights
Sector Diversification

                                        Percent of        Percent of
                                        Net Assets        Net Assets
                                          10/31/96           4/30/97
Summit GNMA Fund
_________________________________________________________

GNMA                                            87%               87%

U.S. Government Agencies                        13                20

Commercial Paper                                 3                 3

Agency-Backed STRIPS                             1                 1

U.S. Treasury Obligations                        5                 -

Other Assets Less Liabilities                   -9               -11
_________________________________________________________

Total                                          100%              100%


Performance Comparison

These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

Chart 3 - SEC Graph - Summit Cash Reserves Fund

T. Rowe Price Summit Income Funds

Performance Comparison

Chart 4 - SEC Graph  - Summit Limited-Term Bond Fund

Chart 5 - SECGraph - Summit GNMA Fund

Average Annual Compound Total Return

This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended                                    Since      Inception
4/30/97                1 Year     3 Years    Inception           Date

____________________________________________________________

Summit Cash
Reserves Fund            5.16%       5.20%        4.88%      10/29/93

Summit Limited-
Term Bond Fund           5.82        5.38         3.94       10/29/93

Summit GNMA Fund         6.92        7.36         5.82       10/29/93

Investment return and principal value represent past performance and will vary. Shares of the bond funds may be worth more or less at redemption than at original purchase. The money fund's $1.00 share price is not guaranteed.

T. Rowe Price Summit Cash Reserves Fund
Unaudited

                       For a share outstanding throughout each period

Financial Highlights

                         6 Months        Year                10/29/93
                            Ended       Ended                      to
                          4/30/97    10/31/96    10/31/95    10/31/94
NET ASSET VALUE

Beginning of
   period           $       1.000  $    1.000  $    1.000  $    1.000

Investment
   activities

   Net investment
      income                0.025       0.051       0.055       0.035

Distributions
   Net investment
      income               (0.025)     (0.051)     (0.055) (0.035)

NET ASSET VALUE

End of period       $       1.000  $    1.000  $    1.000  $    1.000
                    _________________________________________
Ratios/Supplemental Data

Total return                2.55%       5.23%       5.68%       3.60%

Ratio of expenses
   to average net
   assets                   0.45%!      0.45%       0.45%       0.45%!

Ratio of net
   investment
   income to
   average net
   assets                   5.11%!      5.09%       5.55%       4.03%!

Net assets, end
   of period(in
   thousands)       $   1,054,444  $  741,561  $  433,464  $  186,523

!  Annualized.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Limited-Term Bond Fund

Unaudited

Financial Highlights

                       For a share outstanding throughout each period

                         6 Months        Year                10/29/93
                            Ended       Ended                      to
                          4/30/97    10/31/96    10/31/95  10/31/94

NET ASSET VALUE

Beginning of
   period               $    4.60   $    4.65   $    4.64  $     5.00

Investment
   activities

   Net investment
      income                 0.14        0.30        0.32        0.33

   Net realized and
      unrealized
      gain (loss)           (0.06)      (0.05)       0.01       (0.36)

   Total from
   investment
   activities                0.08        0.25        0.33       (0.03)

Distributions

   Net investment
      income                (0.14)      (0.29)      (0.31) (0.33)

   Tax return of
      capital                   -       (0.01)      (0.01) -

   Total
   distributions            (0.14)      (0.30)      (0.32) (0.33)

NET ASSET VALUE

End of period           $    4.54   $    4.60   $    4.65  $     4.64
                        ______________________________________

Ratios/Supplemental Data

Total return                1.81%       5.48%       7.36%     (0.71)%

Ratio of expenses
   to average net
   assets                   0.55%!      0.55%       0.55%       0.55%!

Ratio of net
   investment
   income to average
   net assets               6.30%!      6.43%       6.85%       6.98%!

Portfolio turnover
   rate                     81.0%!     116.1%       84.3%      296.0%!

Net assets, end of
   period(in
   thousands)           $  26,405   $  25,984   $  27,004  $   21,116

!  Annualized.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit GNMA Fund

Unaudited

                       For a share outstanding throughout each period

Financial Highlights

                        6 Months    Year         10/29/93
                            Ended       Ended                      to
                          4/30/97    10/31/96   10/31/9510/31/94

NET ASSET VALUE

Beginning of
   period               $    9.65   $    9.81   $    9.15  $    10.00

Investment
   activities

   Net investment
      income                 0.33        0.67        0.70        0.69

   Net realized and
      unrealized
      gain (loss)           (0.16)      (0.16)       0.66       (0.85)

Total from
   investment
   activities                0.17        0.51        1.36       (0.16)

Distributions

   Net investment
      income                (0.33)      (0.62)      (0.67) (0.69)

   Tax return of
      capital                   -       (0.05)      (0.03) -

   Total
      distributions         (0.33)      (0.67)      (0.70) (0.69)

NET ASSET VALUE

End of period           $    9.49   $    9.65   $    9.81  $     9.15

Ratios/Supplemental Data

Total return                1.83%       5.47%      15.43%     (1.67)%

Ratio of expenses
   to average net
   assets                   0.60%!      0.60%       0.60%       0.60%!

Ratio of net
   investment
   income to
   average net
   assets                   7.06%!      6.99%       7.40%       7.31%!

Portfolio turnover
   rate                    125.5%!     136.1%      173.8%       61.5%!

Net assets, end
   of period(in
   thousands)           $  26,249   $  24,718   $  22,777  $   17,184

!  Annualized.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Cash Reserves Fund

Unaudited

April 30, 1997

Statement of Net Assets

                                                  Par           Value
                                                         In thousands

BANK NOTES  5.9%

Bank of America, 5.70%, 5/28/97           $     2,750   $       2,750

FCC National Bank

     5.59%, 11/7/97                             6,000           6,000

     5.70%, 10/28/97                           10,000          10,000

     5.73%, 8/21/97                             5,000           5,002

First America Bank of
     Michigan, 6.15%, 3/27/98                   4,900           4,895

Key Bank, VR, 5.608%, 5/21/97                  10,000           9,997

MBNA America Bank N.A., 6.65%,
     6/17/97                                      915             916

PNC Bank N.A., VR, 5.588%,
     5/2/97                                     5,000           4,999

Southtrust Bank of Georgia,
     VR, 5.628%, 5/22/97                        8,000           8,000

Southtrust Bank of North
     Carolina, VR, 5.688%, 5/12/97              2,000           2,000

Wachovia Bank, 6.65%, 9/5/97                    7,200           7,227

Total Bank Notes (Cost  $61,786)                               61,786


BANKERS' ACCEPTANCES  0.1%

First Alabama Bank, 5.60%,
     5/14/97                                    1,000             998

Total Bankers' Acceptances
     (Cost  $998)                                                 998


CERTIFICATES OF DEPOSIT  30.7%

ABN AMRO

     6.05%, 8/1/97                              2,900           2,902
        (London)

     5.58%, 5/2/97                             22,000          22,000

     5.60%, 5/6/97                             10,000          10,000

Banco Bilbao Vizcaya, (London),
     5.61%, 6/16/97                            13,000          13,000

Banco Santander, 5.61%, 5/8/97                 10,000          10,000

Bank of Austria, 5.56%, 5/9/97                 25,000          25,000

Bank of Brussels, 5.62%, 5/30/97               10,000          10,000

Bank of Nova Scotia, 5.55%,
     5/9/97                                     7,000           7,000

Bank of Scotland, (London),
     5.94%, 6/10/97                             3,000           3,000

Banque Nationale de Paris,
     (London), 5.60%, 12/18/97                 10,000           9,989

Barclays Bank PLC

     5.38%, 5/5/97                              2,800           2,800

     5.57%, 5/5/97                              3,000           3,000

Bayerische Landesbank
     Girozentrale, (London)
        5.58%, 9/8/97                     $     5,000   $       5,000

Bayerische Vereinsbank,
     (London), 5.525%, 6/20/97                  6,000           6,000

Caisse National de Credit
     Agricole, (London)
        5.51%, 8/11/97                         10,000          10,000

Commerzbank

     5.40%, 5/7/97                              4,915           4,915

     5.665%, 9/18/97                            7,000           7,000

     (London), 6.00%, 6/5/97                    3,000           3,001

Creditanstalt Bankverien,
     (London), 5.565%, 9/3/97                  10,000           9,999

Credit Suisse, 6.25%, 4/10/98                  10,000          10,000

Deutsche Bank AG

      5.36%, 5/12/97                            3,850           3,850

     (London), 5.50%, 8/29/97                   2,000           1,999

Dresdner Bank AG, (London),
     5.58%, 5/7/97                             10,000          10,000

Hessische Landesbank

        6.05%, 6/13/97                          4,000           4,002

        6.13%, 4/7/98                           4,900           4,895

Internationale Nederlanden
     Bank, N.V., (London)
        5.47%, 5/6/97                           2,000           2,000

MBNA America Bank N.A.,
     5.62%, 5/22/97                            12,000          12,000

National Westminster Bank PLC,
     5.66%, 2/11/98                            23,900          23,862

Royal Bank of Canada, 5.95%,
     3/24/98                                    5,000           4,995

Societe Generale

     5.61%, 11/3/97                             6,950           6,946

     5.80%, 2/3/98                              5,000           5,002

     5.92%, 9/17/97                            15,000          15,015

Svenska Handelsbank, 5.56%,
     5/19/97                                    5,000           5,000

Toronto Dominion Bank, (London),
     5.56%, 5/12/97                            20,000          20,000

Union Bank of California, 5.62%,
     5/30/97                                   15,000          15,000

Westpac Banking, 5.975%, 6/5/97                 5,000           5,001

World Savings Bank, 5.34%,
     5/21/97                                    9,925           9,925

Total Certificates of Deposit
     (Cost  $324,098)                                         324,098

COMMERCIAL PAPER  49.1%

Abbey National North America,
     5.37%, 6/11/97                             8,350           8,299

American Home Products, 4(2),
     5.53%, 5/2/97                        $     1,000   $       1,000

AON
        5.56%, 5/29/97                          2,474           2,463

        5.60%, 5/20/97                            350             349

Asset Securitization
     Cooperative
        4(2)

        5.27%, 5/21/97                         10,000           9,971

        5.30%, 5/6/97                           1,000             999

        5.55%, 5/15 - 5/22/97                  14,000          13,960

        5.56%, 5/15/97                          1,750           1,746

        5.57%, 5/8/97                           5,000           4,995

Associates Corporation of
     North America, 5.60%, 6/9/97              10,000           9,939

Banc One, 4(2), 5.50%, 5/5/97                   1,584           1,583

Bank of New York, 5.60%, 5/2/97                 4,350           4,349

Banque Nationale de Paris,
     5.47%, 9/29/97                             3,100           3,025

Bell Atlantic Financial Services,
     5.57%, 5/2/97                              6,100           6,099

Beta Finance, 4(2), 5.30%,
     5/7 - 5/13/97                              3,900           3,894

Bex America Finance, 5.37%,
     5/23/97                                   12,300          12,260

BMW U.S. Capital, 5.60%, 5/1/97                   156             156

BT Securities

     5.29%, 5/28/97                            14,000          13,944

     5.59%, 5/28/97                             1,000             996

Caterpillar Financial Services

     5.35%, 5/6/97                              4,190           4,187

     5.75%, 10/7/97                             3,117           3,038

Cheltenham & Gloucester, 5.26%,
     6/27/97                                    9,900           9,818

Chrysler Financial, 5.56%,
     5/15/97                                    9,000           8,980

Ciesco
     5.27%, 5/14/97                             3,594           3,587

     5.50%, 5/16/97                            15,100          15,066

CIT Group Holdings, 5.52%,
     5/22/97                                    1,800           1,794

Commonwealth Bank of Australia,

     5.53%, 5/7/97                              2,000           1,998

Corporate Asset Funding
     4(2)

        5.57%, 5/13/97                         10,000           9,982

        5.62%, 5/13/97                         10,000           9,981

Countrywide Home Loans

        5.35%, 5/12/97                    $     2,000   $       1,996

        5.54%, 5/22/97                          1,900           1,894

        5.55%, 5/12 - 5/23/97                   9,000           8,978

Cregem North America

        5.30%, 6/26/97                          2,700           2,678

        5.33%, 6/24/97                          9,900           9,821

Daimler-Benz North America,

     5.55%, 5/8/97                              5,580           5,574

Delaware Funding
     4(2)

        5.36%, 5/8/97                          25,000          24,974

        5.50%, 5/5/97                           6,000           5,996

Dover Funding, 4(2), 5.57%,
     5/1/97                                     4,066           4,066

Falcon Asset Securitization
     4(2)

        5.34%, 5/16/97                          3,300           3,293

        5.57%, 5/27/97                          4,185           4,168

FCAR Owner Trust, 5.57%, 5/22/97               30,000          29,902

Finova Capital, 5.64%, 6/2/97                  10,000           9,950

General Motors Acceptance Corporation

        5.52%, 5/6/97                           2,900           2,898

        5.55%, 5/7/97                           2,100           2,098

ICI Wilmington

        5.32%, 5/6/97                           4,500           4,497

        5.53%, 5/15/97                         20,000          19,957

Indosuez North America,

        5.35%, 5/6/97                           4,400           4,397

International Lease Finance,

        5.33%, 5/28/97                          4,025           4,009

Island Finance of Puerto Rico,

        5.34%, 5/14/97                          1,000             998

John Hancock Capital, 4(2),

        5.52%, 5/21/97                          2,320           2,313

KFW International, 5.55%,
     5/28/97                                    7,800           7,767

Kingdom of Sweden, 5.33%, 5/30/97               4,000           3,983

Market Street Funding

        5.55%, 5/12/97                          3,000           2,995

        5.58%, 5/21/97                         14,166          14,122

Merrill Lynch, 5.63%, 6/26/97             $    10,000   $       9,912

Metropolitan Life Funding,

        5.50%, 5/9/97                           2,345           2,342
Nordbanken North America

        5.38%, 5/15/97                          5,000           4,989

        5.62%, 5/7/97                          10,000           9,991

Paccar Financial, 5.50%, 5/12/97                3,125           3,120

Preferred Receivables Funding

        5.50%, 5/5/97                          23,725          23,710

        5.60%, 6/3/97                          10,000           9,949

Repeat Offering Security, 5.58%,
     5/29/97                                      250             249

RTZ America
        5.28%, 5/13/97                          2,400           2,396

        5.35%, 5/13/97                          2,000           1,996

        5.60%, 5/28/97                         10,355          10,312

Tasmanian Public Finance
        5.27%, 6/13/97                          2,000           1,987

        5.40%, 6/20/97                         13,000          12,903

Total S.A., 5.53%, 5/27/97                     20,000          19,920

Transamerica Finance

        5.50%, 5/5/97                           1,000           1,000

        5.57%, 5/5/97                           6,100           6,096

Vermont American, 4(2), 5.50%,
     5/7/97                                     2,294           2,292

Westdeutsche Landesbank, 5.60%,
     5/1/97                                    25,000          25,000

Yorkshire Building Society,
     5.32%, 5/12/97                            18,000          17,971

Total Commercial Paper (Cost
     $517,917)                                                517,917


MEDIUM-TERM NOTES  13.9%

American General Finance

        6.70%, 6/16/97                          1,300           1,302

        9.87%, 11/10/97                         1,750           1,787

AVCO Financial Services,
     5.875%, 10/15/97                           2,000           2,001

Bear Stearns, VR, 5.738%,
     5/29/97                                    5,000           5,000

Caterpillar Financial Services,
     VR, 5.70%, 6/20/97                         2,125           2,125

Daimler-Benz North America,
     7.155%, 8/15/97                           10,000          10,035

Ford Motor Credit

        7.125%, 12/1/97                   $     6,850   $       6,904

        8.00%, 12/1/97                          1,500           1,519

        VR, 5.763%, 5/5/97                      1,000           1,001

General Motors Acceptance
     Corporation

        7.85%, 11/17/97                         1,050           1,062

        8.375%, 5/1/97                          4,000           4,000

Goldman Sachs Group
     VR

     5.606%, 5/19/97                            8,000           8,000

        5.616%, 5/16 - 5/20/97                 10,000          10,000

Great Western Bank, 9.50%,
     7/1/97                                     4,950           4,977

Household Finance, VR, 5.713%,
     5/12/97                                    2,150           2,151

Hydro Quebec, 7.12%, 12/19/97                   1,000           1,007

International Lease Finance,
     8.05%, 2/3/98                              7,500           7,617

Mellon Financial, 6.50%, 12/1/97                1,600           1,607

National Rural Utility, 9.63%,
     5/19/97                                    4,000           4,008

Nationsbank, 6.625%, 1/15/98                    1,500           1,509

Norwest Financial

        6.50%, 11/15/97                         4,000           4,016

        7.70%, 11/15/97                         1,270           1,283

PHH, VR, 5.617%, 5/8/97                        10,000           9,999

Short Term Card Account Trust,
     VR, (144a)

     5.708%, 5/15/97                           17,900          17,900

SMM Trust

     VR, (144a)

        5.688%, 5/27/97                        24,000          24,000

        5.738%, 5/27/97                         5,000           5,000

Tiers Trust, VR, (144a), 5.718%,
     5/15/97                                    7,000           7,000

Total Medium-Term Notes (Cost
       $146,810)                                              146,810

Total Investments in Securities

99.7% of Net Assets (Cost
     $1,051,609)                                        $   1,051,609

Other Assets Less Liabilities                                   2,835

NET ASSETS                                              $   1,054,444
                                                         ____________
Net Assets Consist of:

Accumulated net realized gain/
     loss - net of distributions                        $           8

Paid-in-capital applicable to
     1,054,436,286 shares
     of $0.0001 par value capital
     stock outstanding;
     1,000,000,000 shares of the
     Corporation authorized                                 1,054,436

NET ASSETS                                              $   1,054,444
____________

NET ASSET VALUE PER SHARE                               $        1.00
                                                         ____________

    VR   Variable Rate
  4(2) Commercial Paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
  144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 5.1% of net assets.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Limited-Term Bond Fund
Unaudited                                 April 30, 1997

Statement of Net Assets
                                           Par/Shares           Value
                                                         In thousands

CORPORATE BONDS AND NOTES  46.1%

Banking  9.4%

ABN AMRO Bank (Chicago),
     N.V., Gtd. Sub. Notes

        7.25%, 5/31/05                    $       250       $     251

Banco Latinoamericano, (144a),

        6.97%, 10/16/00                           250             249

Chase Manhattan, Sub. Notes,

        8.00%, 4/15/02                            265             263

First National Bank of
     Commerce (New Orleans),
     Sr. Notes

     6.50%, 1/14/00                               300             298

Firstar, Sub. Notes, 7.15%,
     9/1/00                                       135             136

Hartford National, Sub. Cap.
     Notes, 9.85%, 6/1/99                          50              53

Kansallis Osake Pankki
     (New York), Sub. Notes
        10.00%, 5/1/02                            250             279

MBNA, Sr. Notes, 7.49%, 9/14/99                   250             254

Morgan Guaranty Trust, Sub.
     Notes, 7.375%, 2/1/02                        250             254

Union Planters, Sub. Notes,
     6.25%, 11/1/03                               225             213

Westamerica Bank, Sub. Cap.
     Notes, 6.99%, 9/30/03                        250             239

                                                                2,489

Consumer Products  4.6%

Coca Cola Femsa, 8.95%, 11/1/06                   275             267

Grand Metropolitan Investment,
     Gtd. Notes, 6.50%, 9/15/99                   250             249

Philip Morris, 7.25%, 9/15/01                     300             300

RJR Nabisco, 8.625%, 12/1/02                      250             249

TeleCommunications, Sr. Notes,
     9.25%, 4/15/02                               125             133

                                                                1,198
Consumer Services  1.0%

Tenet Healthcare, Sr. Sub. Notes,
     8.625%, 1/15/07                              275             274

                                                                  274

Finance and Credit  7.3%

Advanta, MTN, 7.07%, 9/2/97                       100             100

Aristar, Sr. Notes, 7.875%,
     2/15/99                                      225             230

Ciesco, MTN, 7.38%, 4/19/00                       250             256

Heller Financial, 7.875%, 11/1/99                 220             226

HSBC Finance Nederland, Gtd.
     Sub. Notes, (144a)
        7.40%, 4/15/03                            270             272

Providian, MTN, 6.92%, 5/16/00                    300             301

Sunamerica, Sr. Notes, 9.00%,
     1/15/99                              $       250       $     259

USF&G, 7.00%, 5/15/98                             275             277

                                                                1,921

Industrials  7.0%

Black & Decker, 5.813%, 12/20/01                  450             459

Ford Motor Credit, MTN, 8.21%,
     3/16/99                                      250             257

Freeport McMoRan, Sr. Notes,
     7.00%, 2/15/08                               250             239

General Motors Acceptance
     Corporation, MTN
        6.625%, 4/24/00                           300             299

Lockheed, Deb., 9.375%, 10/15/99                   85              90

Lockheed Martin, 6.55%, 5/15/99                   215             214

Tenneco, 8.20%, 11/15/99                          270             279

                                                                1,837

Insurance  0.7%

Chubb, Deb., 8.75%, 11/15/99                      187             193

                                                                  193

Investment Dealers  1.0%

Lehman Brothers, 6.75%, 5/24/99                   250             250

                                                                  250

Media and Communications  1.9%

Lucent Technologies, 6.90%,
     7/15/01                                      250             250

NWCG Holdings, Sr. Secured
     Disc. Notes
        Zero Coupon, 6/15/99                      300             259

                                                                  509

Petroleum  1.3%

Occidental Petroleum, MTN,
     5.90%, 11/9/98                               125             124

PDV America, Sr. Notes, 7.25%,
     8/1/98                                       225             225

                                                                  349

Retail  2.9%

Dayton Hudson, 9.40%, 2/15/01                     275             295

Rite Aid, 6.70%, 12/15/01                         200             197

Sears Roebuck & Co., MTN, 8.23%,
     5/4/99                                       275             283

                                                                  775

Transportation  3.8%

Burlington Northern, 7.40%,
     5/15/99                                      150             152

Delta Air Lines, Deb., 9.60%,
     5/26 - 6/1/00                                197             209

Federal Express, 6.25%, 4/15/98           $       250       $     250

Qantas Airways Ltd., Sr. Notes,
     7.50%, 6/30/03                               150             152

Union Pacific, 7.00%, 6/15/00                     250             250

                                                                1,013

Utilities  5.2%

Consumers Energy, 1st Ref. Mtg.
     Bonds, 6.875%, 5/1/98                        152             152

Midamerican Energy, Sr. Notes,
     6.50%, 12/15/01                              250             245

Orange & Rockland Utilities,
     Deb., 6.14%, 3/1/00                          250             245

Pacific Gas & Electric, 1st Mtg.
     Bonds, 8.75%, 1/1/01                         250             265

Progress Capital Holdings, MTN,
     (144a), 6.88%, 8/1/01                        250             248

System Energy Resources, 1st Mtg.
     Notes, 7.625%, 4/1/99                        215             217

                                                                1,372

Total Corporate Bonds and Notes
     (Cost  $12,303)                                           12,180


WARRANTS  0.0%

President Casinos, (144a),
     9/30/99 *!#                                    1               0

Total Warrants (Cost  $3)                                           0


U.S. GOVERNMENT MORTGAGE-BACKED

SECURITIES  24.6%

U.S. Government Agency Obligations  16.9%

Federal Home Loan Mortgage

        10.75%, 12/1/09                           147             161

     5 year balloon

        5.00%, 6/1/99                             267             263

        6.00%, 4/1/99                             361             360

     7 year balloon

        6.50%, 12/1/99                            537             536

        7.00%, 5/1/99                             440             442

     REMIC

        6.75%, 10/15/03                           500             497

        6.80%, 4/15/18                            300             300

        7.00%, 3/15/08                            330             331

        7.45%, 10/15/15                            88              88

        7.50%, 9/15/06                            459             466

Federal National Mortgage Assn.

        7.00%, 4/1/09                     $       406       $     405

     REMIC

        6.50%, 5/25/04                            400             400

        7.50%, 8/25/05                            209             209

                                                                4,458

U.S. Government Guaranteed
     Obligations  7.7%

Government National Mortgage Assn.

     I, 10.00%, 11/15/09 - 10/15/21               774             850

     II, 10.00%, 10/20/20                         183             200

     Midget, I

        9.00%, 4/15 - 12/15/01                     66              69

        9.50%, 3/15/98                              7               7

        10.00%, 8/15/98 - 4/15/01                 486             509

        10.50%, 2/15/98 - 2/15/01                 385             403

                                                                2,038

Total U.S. Government Mortgage-
     Backed Securities (Cost  $6,489)                       6,496


U.S. GOVERNMENT OBLIGATIONS  14.6%

U.S. Government Agency Obligations  2.7%

Federal Home Loan Mortgage, 6.725%,
     8/15/00                                      225             224

Federal National Mortgage Assn.,
     7.65%, 10/6/06                               500             498

                                                                  722

U.S. Treasury Obligations  11.9%

U.S. Treasury Notes

        6.375%, 8/15/02                           750             744

        6.50%, 8/31/01 - 10/15/06                 900             890

        6.625%, 6/30/01                         1,500           1,504

                                                                3,138

Total U.S. Government Obligations
      (Cost  $3,873)                                            3,860


ASSET-BACKED SECURITIES  4.4%

Auto-Backed  0.1%

USAA Auto Loan Grantor Trust,
     5.00%, 11/15/99                               23              23

                                                                   23

Credit Card-Backed  2.9%

American Express Master Trust,
     7.15%, 8/15/99                       $       250       $     253

Discover Credit Card, 7.85%,
     11/21/00                                     250             254

Signet Credit Card Master
     Trust, 5.20%, 2/15/02                        250             246

                                                                  753

Home Equity Loans-Backed  0.9%

Access Financial Mortgage Loan
     Trust, 6.90%, 5/18/11                        250             250

                                                                  250

Receivables-Backed  0.5%

Harley Davidson Eaglemark, (144a),
     6.35%, 10/15/02                              125             124

                                                                  124

Whole Loans-Backed  0.0%

Bear Stearns, CMO, 9.00%, 6/1/17                    2               2

                                                                    2

Total Asset-Backed
     Securities (Cost  $1,163)                                  1,152


MUNICIPAL BONDS  0.3%

Taxable Municipal  0.3%

University of Miami, GO, 6.90%,
     4/1/04                                        85              83

Total Municipal Bonds (Cost
     $85)                                                          83


COMMERCIAL PAPER  7.8%

Bex America Finance, 5.54%,
     5/27/97                                    1,000             996

Investments in Commercial Paper
     through a Joint Account
        5.60%, 5/1/97                           1,064           1,064

Total Commercial Paper (Cost
     $2,060)                                                    2,060

Total Investments in Securities
     97.8% of Net Assets (Cost
     $25,976)                                               $  25,831

Other Assets Less Liabilities                                     574

NET ASSETS                                                  $  26,405
                                                             ________
Net Assets Consist of:

Accumulated net investment
     income - net of distributions                          $    (134)

Accumulated net realized
     gain/loss - net of distributions                       (1,632)

Net unrealized gain (loss)                                       (145)

Paid-in-capital applicable to
     5,816,858 shares of $0.0001
     par value capital stock
     outstanding; 1,000,000,000
     shares of the Corporation
     authorized                                                28,316

NET ASSETS                                                  $  26,405
                                                             ________

NET ASSET VALUE PER SHARE                                   $    4.54
                                                             ________

     !   Private Placement
     *   Non-income producing
     #   Securities contain some restrictions as to public resale.
   CMO   Collateralized Mortgage Obligation
    GO   General Obligation
   MTN   Medium Term Note
 REMIC   Real Estate Mortgage Investment Conduit
  144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 3.4% of net assets.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit GNMA Fund

Unaudited

April 30, 1997

Statement of Net Assets

                                                  Par           Value
                                                         In thousands

U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  104.0%

U.S. Government Guaranteed
     Obligations  91.9%

Government National Mortgage Assn.
     I
        6.50%, 3/15 - 5/15/26             $     2,007       $   1,894

        7.00%, 4/15/24 - 12/15/25                 918             894

        7.50%, 6/15/22 - 5/15/24                2,147           2,144

        8.00%, 4/15/17 - 3/15/25                2,340           2,398

        8.50%, 6/15/16 - 12/15/24               2,419           2,525

        9.00%, 8/15/08 - 8/15/21                  756             804

        9.50%, 6/15/09 - 7/15/20                  682             735

        10.00%, 3/15/18                            76              83

        10.50%, 9/15/13 - 12/15/19              1,003           1,111

        11.00%, 12/15/09 - 7/15/19                178             200

        11.50%, 6/15 - 12/15/15                    51              59

     II

        9.00%, 5/20/22 - 3/20/25                  598             627

        9.50%, 2/20/17 - 12/20/20                 265             284

        10.00%, 1/20/14 - 3/20/21                 214             233

        11.00%, 9/20/17                            40              45

     GPM, I

        9.25%, 7/15/16 - 7/15/17                   24              25

        9.50%, 7/15/09                             65              70

        10.00%, 8/15/13                             4               4

     Project Loan, I, 8.50%,
        1/15/27                                   199             206

     REMIC
        6.50%, 10/16/24                         3,000           2,682

        7.00%, 5/16/24                          3,000           2,791

     TBA, I

        8.00%, 7/15/20                          2,000           2,029

        Project Loan, 7.65%,
           6/15/32                                535             537

        Project Loan, 7.875%,
           5/15/27                                461             457

U.S. Department of Veteran
     Affairs, REMIC, 6.75%, 8/15/20             1,354           1,270

                                                               24,107

U.S. Government Agency Obligations  11.2%

Federal Home Loan Mortgage

        5.00%, 7/15/05                    $        46       $      45

        5.85%, 11/15/17                           284             282

        7.50%, 12/15/19                           500             505

Federal National Mortgage Assn.

        5.00%, 8/25/22                             16              15

        6.50%, 1/1/26                             483             456

     CMO, VR, 11.494%, 6/25/99                    686             732

     REMIC
        5.00%, 11/25/20                         1,000             882

        8.00%, 1/25/21                             22              22

                                                                2,939

Stripped Mortgage Securities  0.9%

Federal National Mortgage Assn.

     CMO, Interest Only, 8.50%,
        4/1/22**                                  679             220

     REMIC, Principal Only, Zero
        Coupon, 9/25/98                            19              18

                                                                  238

Total U.S. Government Mortgage-
     Backed Securities (Cost  $27,323)                      27,284


U.S. GOVERNMENT OBLIGATIONS  3.8%

U.S. Government Agency Obligations  3.8%

Tennessee Valley Authority

        5.98%, 4/1/36                             500             501

        6.235%, 7/15/45                           500             493

Total U.S. Government Obligations
     (Cost  $1,008)                                               994

ASSET-BACKED SECURITIES  0.2%

Home Equity Loans-Backed  0.2%

Prudential Home Mortgage
     Securities, 6.00%, 10/25/07                   60              59

Total Asset-Backed Securities
     (Cost  $60)                                                   59

COMMERCIAL PAPER  2.7%

Investments in Commercial Paper
     through a Joint Account
        5.60%, 5/1/97                             714             714

Total Commercial Paper (Cost  $714)                         714

Total Investments in Securities
     110.7% of Net Assets
     (Cost  $29,105)                                        $  29,051

Other Assets Less Liabilities                                  (2,802)

NET ASSETS                                                  $  26,249
                                                              _______

Net Assets Consist of:

Accumulated net investment
     income - net of distributions                          $    (143)

Accumulated net realized gain/
     loss - net of distributions                                 (480)

Net unrealized gain (loss)                                        (54)

Paid-in-capital applicable to
     2,765,317 shares of $0.0001
     par value capital stock
     outstanding;1,000,000,000
     shares of the Corporation
     authorized                                                26,926

NET ASSETS                                                  $  26,249
                                                             ________

NET ASSET VALUE PER SHARE                                   $    9.49
                                                             ________

    ** For Interest Only securities, amount represents notional principal, on which the fund receives interest
   CMO   Collateralized Mortgage Obligation
   GPM   Graduated Payment Mortgage
 REMIC   Real Estate Mortgage Investment Conduit
   TBA To be announced security was purchased on a forward commitment basis; the aggregate liability for securities purchased under such agreements totaled 3,025,000 at 4/30/97.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Cash Reserves Fund
Unaudited

Statement of Operations
In thousands

                         Cash Reserves      Limited-Term         GNMA
                                  Fund         Bond Fund         Fund
                              6 Months          6 Months     6 Months
                                 Ended             Ended        Ended
                               4/30/97           4/30/97      4/30/97

Investment Income

Income
Interest income            $    25,373          $    921      $   966
Expenses
Investment
     management and
     administrative              2,058                74           76

Net investment
     income                     23,315               847          890

Realized and
     Unrealized Gain
     (Loss)

Net realized gain
     (loss) on
     securities                     (3)             (106)        (150)

Change in net
     unrealized gain
     or loss on
     securities                      -              (255)        (267)

Net realized and
     unrealized gain
     (loss)                         (3)             (361)        (417)

INCREASE (DECREASE)
     IN NET ASSETS
     FROM OPERATIONS       $    23,312          $    486      $   473
                                  ___________________________________

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Cash Reserves Fund
Unaudited

Statement of Changes in Net Assets
In thousands

                                                6 Months         Year
                                                   Ended        Ended
                                                 4/30/97     10/31/96

Increase (Decrease) in Net Assets

Operations
     Net investment income                $       23,315   $   30,193
     Net realized gain (loss)                         (3)           6
     Change in net unrealized
        gain or loss                                   -           61

     Increase (decrease) in
        net assets from
        operations                                23,312       30,260

Distributions to shareholders
     Net investment income                       (23,315)     (30,193)

Capital share transactions*
     Shares sold                               1,036,444    1,150,499
     Distributions reinvested                     22,123       28,318
     Shares redeemed                            (745,681)    (870,787)

     Increase (decrease) in net
        assets from capital
        share transactions                       312,886      308,030

Net Assets

Increase (decrease) during period                312,883      308,097
Beginning of period                              741,561      433,464

End of period                             $    1,054,444   $  741,561
                                              _______________________

*Share information
     Shares sold                               1,036,444    1,150,499
     Distributions reinvested                     22,123       28,318
     Shares redeemed                            (745,681)    (870,787)

     Increase (decrease) in
        shares outstanding                       312,886      308,030

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Limited-Term Bond Fund
Unaudited

Statement of Changes in Net Assets
In thousands

                                                6 Months         Year
                                                   Ended        Ended
                                                 4/30/97     10/31/96

Increase (Decrease) in Net Assets

Operations
     Net investment income                   $       847   $    1,685
     Net realized gain (loss)                       (106)        (235)
     Change in net unrealized
        gain or loss                                (255)         (88)

     Increase (decrease) in net
        assets from operations                       486        1,362

Distributions to shareholders
     Net investment income                          (847)      (1,601)
     Tax return of capital                             -          (84)

     Decrease in net assets
        from distributions                          (847)      (1,685)

Capital share transactions*
     Shares sold                                   7,167       14,004
     Distributions reinvested                        652        1,266
     Shares redeemed                              (7,037)     (15,967)

     Increase (decrease) in net
        assets from capital
        share transactions                           782         (697)

Net Assets

Increase (decrease) during
     period                                          421       (1,020)
Beginning of period                               25,984       27,004

End of period                                $    26,405   $   25,984
                                              _______________________

*Share information
     Shares sold                                   1,566        3,032
     Distributions reinvested                        143          275
     Shares redeemed                              (1,543)      (3,458)

     Increase (decrease) in
        shares outstanding                           166         (151)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit GNMA Fund
Unaudited

Statement of Changes in Net Assets
In thousands

                                                6 Months         Year
                                                   Ended        Ended
                                                 4/30/97     10/31/96

Increase (Decrease) in Net Assets

Operations
     Net investment income                   $       890   $    1,611
     Net realized gain (loss)                       (150)        (274)
     Change in net unrealized
        gain or loss                                (267)         (68)

     Increase (decrease) in net
        assets from operations                       473        1,269

Distributions to shareholders
     Net investment income                          (890)      (1,495)
     Tax return of capital                             -         (116)

     Decrease in net assets from
        distributions                               (890)      (1,611)

Capital share transactions*
     Shares sold                                   7,398       11,792
     Distributions reinvested                        637        1,130
     Shares redeemed                              (6,087)     (10,639)

     Increase (decrease) in net
        assets from capital
        share transactions                         1,948        2,283

Net Assets

Increase (decrease) during period                  1,531        1,941
Beginning of period                               24,718       22,777

End of period                                $    26,249   $   24,718
                                                 ____________________

*Share information
     Shares sold                                     772        1,218
     Distributions reinvested                         67          117
     Shares redeemed                                (636)      (1,094)
     Increase (decrease) in
        shares outstanding                           203          241

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Income Funds
Unaudited                                    April 30, 1997

Notes to Financial Statements

Note 1 - Significant Accounting Policies

T. Rowe Price Summit Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Summit Cash Reserves Fund (the Cash Reserves Fund), the Summit Limited-Term Bond Fund (the Limited-Term Bond
Fund), and the Summit GNMA Fund (the GNMA Fund), diversified, open-end management investment companies, are the three portfolios established by the corporation and commenced operations on October 29, 1993.

Valuation Debt securities are generally traded in the over-the-counter market. Except for securities held by the Cash Reserves Fund, investments in securities originally issued with maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities held by the bond funds with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields. Securities held by the Cash Reserves Fund are valued at amortized cost.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

Note 2 - Investment Transactions

Commercial Paper Joint Account
The Limited-Term Bond Fund, the GNMA Fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy each fund's criteria as to quality, yield, and liquidity.

Other Purchases and sales of portfolio securities, other than short-term securities, for the six months ended April 30, 1997, were as follows:

                                       Limited-Term              GNMA
                                          Bond Fund              Fund

U.S. government securities
     Purchases                        $   4,285,000   $    19,484,000
     Sales                                6,688,000        16,936,000

Other securities
     Purchases                            6,084,000                 -
     Sales                                4,636,000             8,000

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The Limited-Term Bond Fund has unused realized capital loss carryforwards for federal income tax purposes of $1,527,000, of which $1,016,000 expires in 2002, $354,000 in 2003, and $157,000 in 2004. The GNMA
Fund has unused realized capital loss carryforwards for federal income tax purposes of $330,000, of which $187,000 expires in 2003, and $143,000 in 2004. Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

At April 30, 1997, the aggregate costs of investments for the Cash Reserves, Limited-Term Bond, and GNMA Funds for federal income tax and financial reporting purposes were $1,051,609,000, $25,976,000, and $29,105,000, respectively. For the Cash Reserves Fund, amortized cost is equivalent to value; and for the Limited-Term Bond and GNMA Funds, net unrealized gain
(loss) on investments was as follows:


                                       Limited-Term              GNMA
                                          Bond Fund              Fund

Appreciated investments               $      57,000   $       370,000
Depreciated investments                    (202,000)         (424,000)

Net unrealized gain (loss)            $    (145,000)  $       (54,000)

Note 4 - Related Party Transactions

The investment management and administrative agreement between each fund and
T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $306,000 was payable at April 30, 1997 by the Cash Reserves Fund. The fee, computed daily and paid monthly, is equal to 0.45% of average daily net assets for the Cash Reserves Fund, 0.55% of average daily net assets for the Limited-Term Bond Fund, and 0.60% of average daily net assets for the GNMA Fund. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to each fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by each fund.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(registered trademark):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Summit Income Funds.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607

Invest With Confidence(registered trademark)
T. Rowe Price

T. Rowe Price Investment Services, Inc., Distributor.

C10-051  04/30/97

Chart 1 - Interest Rate Levels - A 3-line chart showing interest rates on the current coupon GNMA, 5-year Treasury note, and 90-day Treasury bill from 4/30/96 to 4/30/97

Chart 2 - Quality Diversification - A pie chart showing diversification of assets by credit quality as of 4/30/97.

Chart 3 - SEC Graph: a line chart showing the cumulative growth of $10,000 invested in the Summit Cash Reserves Fund from inception compared with $10,000 invested in a broad-based index or average over the same period.

Chart 4 - SEC Graph: a line chart showing the cumulative growth of $10,000 invested in the Summit Limited-Term Bond Fund from inception compared with $10,000 invested in a broad-based index or average over the same period.

Chart 5 - SECGraph: a line chart showing the cumulative growth of $10,000 invested in the Summit GNMA Fund from inception compared with $10,000 invested in a broad-based index or average over the same period.